Share Capital and Dividends - Summary of Shares Converted After Acquisition (Details) - shares	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Ending balance (in shares)	95,415,248	95,195,816	92,725,616
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Ending balance (in shares)	88,141,000	87,871,568
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Ending balance (in shares)	7,274,248	7,324,248